Financial assets, liabilities and financial result (excluding Orange Bank) - Bonds - Additional information (Details) - Bonds maturing June 27, 2021 [member]
€ in Millions, £ in Millions, shares in Millions
	Dec. 31, 2019 GBP (£)	Jun. 27, 2017 EUR (€) shares	Jun. 27, 2017 GBP (£) shares
Disclosure of detailed information about borrowings [line items]
Notional amount	£ 517	€ 585	£ 517
Interest rate (as a percent)	0.375%	0.375%	0.375%
Underlying shares (in shares)		133	133